                         NATIONS SEPARATE ACCOUNT TRUST

         Nations Asset Allocation Portfolio, Nations Value Portfolio and
                         Nations Small Company Portfolio
                        (Collectively, the "Portfolios")

                  Prospectus Supplement dated February 4, 2005
               to Prospectuses dated May 1, 2004, as supplemented

         Effective immediately, the prospectuses for the Portfolios are hereby supplemented as follows:

Nations Asset Allocation Portfolio (equity portion only), Nations Small Company Portfolio and Nations Value Portfolio: are hereby supplemented to expand the description of how the Portfolios (or the equity portion of Nations Asset Allocation Portfolio) are managed. Specifically, where the prospectuses previously only identified the team responsible for each Portfolio's day-to-day investment decision-making, additional information is provided regarding the individual members that make up each Portfolio's portfolio management team. This supplement denotes this supplemental information by identifying the team that manages each Portfolio, the specific members that make up the team for each Portfolio and by providing biographical information regarding the specific members.

Nations Asset Allocation Portfolio (fixed income and money market portions only): is hereby supplemented to reflect a change in how the fixed income and money market portions of the Portfolio are managed. Specifically, the prospectuses are supplemented to reflect the transition of the Portfolio's day-to-day investment decision-making for the fixed income and money market portions from a team based approach to an approach where specific individual portfolio managers are responsible for making the day-to-day investment decisions for the Portfolio. This supplement denotes the transition by identifying the team that previously managed the fixed income and money market portions of the Portfolio, the specific managers that will replace the team for the Portfolio and by providing biographical information regarding the specific managers that have been placed in charge of the investment management of the Portfolio.

         The prospectuses are specifically supplemented with the following information. The last sentence of the third paragraph of the section entitled "How the Portfolios are Managed -- Investment Adviser" is deleted and replaced with the following: "The table tells you which portfolio managers or BACAP team, as applicable, are responsible for making the day-to-day investment decisions for each Portfolio and the individual members that make up the teams." In addition, the accompanying table shall be amended, as applicable, to reflect the individuals responsible for managing each Portfolio or the individuals that make up the management team for each Portfolio as shown below and the separate disclosure section describing the professional biographies of the individual managers shall follow the table.

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         In addition, all references to the portfolio management of the
Portfolios throughout the prospectuses should be read in accordance with this supplemental information, as applicable.

                            Domestic Stock Portfolios
                            -------------------------

Nations Portfolio                     Management Team                     Team Members
-------------------------------------------------------------------------------------------------------------
Nations Small Company Portfolio       BACAP's Small&MidCap Growth         Daniel Cole, Christian Pineno
                                      Strategies Team
-------------------------------------------------------------------------------------------------------------
Nations Value Portfolio               BACAP's Value Strategies Team       Lori Ensinger, Diane Sobin
-------------------------------------------------------------------------------------------------------------
Nations Asset Allocation Portfolio    BACAP's Quantitative Strategies     Vikram Kuriyan, Michael Welhoelter
(Equity portion only)                 Group
-------------------------------------------------------------------------------------------------------------
                                      Management Team Previously          Portfolio Managers Currently
                                      Responsible for Investment          Responsible for Investment
                                      Decisions                           Decisions
-------------------------------------------------------------------------------------------------------------
Nations Asset Allocation Portfolio    BACAP's Fixed Income Management     Leonard Aplet, Richard Cutts
(Fixed income and money market        Team
portions only)
-------------------------------------------------------------------------------------------------------------

                     Team Members' Biographical Information
                     --------------------------------------

Leonard A. Aplet, CFA
Leonard Aplet is head of Portland investment grade fixed income, portfolio manager, and a managing director for Columbia Management.(1) He concentrates his efforts on fixed income portfolio management and quantitative analysis, specializing in mortgage- and asset-backed securities analysis. Before assuming management of the team in 2000, Mr. Aplet was the co-head of the Portland fixed income group from 1997 to 2000. He currently co-manages Nations Short Term Income Fund, the fixed income portion of the Nation Asset Allocation Portfolio, and Nations Bond Fund, focusing on the mortgage- and asset-backed strategy. Mr. Aplet may also manage other investment products for both BACAP and Columbia Management. Mr. Aplet has been in the investment community since joining Columbia Management in 1987. Mr. Aplet earned his bachelor's degree

--------
(1) Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. BACAP, an SEC-registered investment adviser, is part of Columbia Management and is a wholly-owned subsidiary of Bank of America Corporation.

from Oregon State University in 1976 and his MBA in Finance from the University of California at Berkeley in 1987. He is a member of the Portland Society of Financial Analysts.

Daniel H. Cole, CFA
Daniel Cole, Director, is a senior equity portfolio manger for Columbia Management. Mr. Cole has served as a portfolio manager dedicated to small-cap and mid-cap growth strategies, including Nations Small Company Portfolio, since joining BACAP in 2001. Mr. Cole may also manage other investment products for both BACAP and Columbia Management. In addition to general portfolio management responsibilities, Mr. Cole is directly responsible for investment in industries including aerospace and defense, transportation, semiconductors, biotech, medical devices, insurance, financial services and oil services. Prior to joining BACAP, he worked for Neuberger Berman as a portfolio manager and analyst on the small-cap growth team from 1999 to 2001. Mr. Cole has been in the investment community since 1993. Mr. Cole earned his bachelor's degree from Guilford College and his MBA with a concentration in Finance from Virginia Polytechnic Institute. He is a member of the North Carolina Society of Financial Analysts and former secretary of the society's board of directors. Mr. Cole has been interviewed by Bloomberg Radio and CNNfn, and has been quoted in articles in The Wall Street Journal and the journal Business North Carolina.

Richard R. Cutts, CFA
Rick Cutts is a senior vice president for Columbia Management, where he has managed taxable fixed income portfolios for more than five years. Mr. Cutts currently co-manages Nations Short Term Income Fund, the fixed income portion of Nations Asset Allocation Portfolio and is the manager of the Mortgage- and Asset-Backed Portfolio. He may also manage other investment products for both BACAP and Columbia Management. Mr. Cutts has been in the investment community since 1992. Mr. Cutts earned his bachelor's degree in Business Administration from the University of Southern California and his MBA from the University of San Diego in 1990. He is a member of the Portland Society of Financial Analysts.

Lori J. Ensinger, CFA
Lori Ensinger has served as the head of the Value Strategies Team at Columbia Management since 2004, co-managing Nations Value Portfolio. In this role, she is responsible for a team of portfolio managers and analysts that specializes in large-, mid- and small-capitalization value equities. Ms. Ensinger may also manage other investment products for both BACAP and Columbia Management. From 2003 to 2004, Ms. Ensinger served as Head of Equities for BACAP. From 2001, when she joined BACAP, to 2003 Ms. Ensinger was the Head of Value Strategies. Prior to joining BACAP, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Zurich Scudder Investments, from 1999 to 2001. Ms. Ensinger has been in the investment community since 1983. Ms. Ensinger earned her bachelor's degree in Biology from Williams College, Williamstown, Mass.

Vikram J. Kuriyan, PhD, CFA
Vikram Kuriyan has been a managing director and head of the Quantitative Strategies Group at Columbia Management since 2000. In this role, he is responsible for a wide variety of strategies, including index replication, enhanced indexing, enhanced LIBOR, active style core, custom portfolios, asset allocation and alpha transfer. Dr. Kuriyan also serves as lead portfolio manager for Nations LargeCap Enhanced Core Fund, Nations LargeCap Index Fund, Nations MidCap Index Fund, and Nations SmallCap Index Fund, as well as co-manager of Nations Asset Allocation Fund, Nations Asset Allocation Portfolio, Nations LifeGoal Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio, Nations LifeGoal Income and Growth Portfolio, and Nations LifeGoal Income Portfolio. Dr. Kuriyan may also manage other investment products for both BACAP and Columbia Management. Dr. Kuriyan has been in the investment community since 1988. Dr. Kuriyan earned his bachelor's degree in Electrical Engineering from the Massachusetts Institute of Technology. He received his MS in Applied Mathematics from Harvard University. Dr. Kuriyan earned his PhD at Harvard University under a dissertation committee that included Nobel laureate Robert Merton.

Christian F. Pineno, CFA
As managing director and senior portfolio manager of small cap strategies, Mr. Pineno has been responsible for managing the Small&MidCap Growth Strategies Team, which handles the day-to-day management of numerous small-capitalization growth portfolios for BACAP, including Nations Small Company Fund and Nations Small Company Portfolio since 1999. Mr. Pineno may also manage other investment products for both BACAP and Columbia Management. Mr. Pineno has been in the investment community since 1994. Mr. Pineno earned his bachelor's degree in Rhetoric and Communication Studies from the University of Virginia and his MBA from the College of William and Mary. He is a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts. Mr. Pineno has contributed articles to The Wall Street Journal and Investor's Business Daily, and has made occasional guest appearances on CNNfn.

Diane L. Sobin, CFA
Diane Sobin is a managing director and senior portfolio manager on the Value Strategies Team at Columbia Management. Ms. Sobin serves as co-portfolio manager of the large- and mid-cap value mutual funds and institutional portfolios, including Nations MidCap Value Fund, Nations Value Fund, and Nations Value Portfolio. Ms. Sobin may also manage other investment products for both BACAP and Columbia Management. Ms. Sobin has served in this role since joining the firm in 2001. Prior to joining BACAP, she was a senior vice president and portfolio manager for assets managed under the U.S. large-cap value style at Zurich Scudder Investments from 2000 to 2001. From 1997 to 1999, Ms. Sobin was managing director and senior portfolio manager at Chase Asset Management, where she managed a growth and income fund invested in large-cap and mid-cap value stocks. Ms. Sobin has been in the investment community since 1983. Ms. Sobin earned her bachelor's degree in Business Administration, with a concentration in Finance, from Pace University in New York and is a member of the CFA Institute.

Michael A. Welhoelter, CFA
Michael Welhoelter is a director and senior portfolio manager in the Quantitative Strategies Group at Columbia Management, responsible for the co-management of Nations Asset Allocation Fund, Nations Asset Allocation Portfolio, Nations LifeGoal Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio, Nations LifeGoal Income and Growth Portfolio and Nations LifeGoal Income Portfolio since 2004. Mr. Welhoelter may also manage other investment products for both BACAP and Columbia Management. From 2001 to 2004, Mr. Welhoelter served as a senior vice president and senior portfolio manager within the structured equity team at Columbia Management. Mr. Welhoelter joined Columbia Management in 2001 from Credit Suisse Asset Management, where he was a portfolio manager in the structured products group, overseeing long/short market neutral and the large cap core products from 1997 to 2001. Mr. Welhoelter has been in the investment community since 1988. Mr. Welhoelter earned his bachelor's degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts.









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